Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 13 – LEASES

A summary of supplemental information related to operating leases as of December 31, 2023 is as follows.

Operating lease ROU assets	$3,309

Operating lease liabilities-current	$3,309
Total operating lease liabilities	$3,309

Weighted average remaining lease term	1.0 year
Weighted average discount rate	4.8%

The following table represents the maturity of lease liabilities as of December 31, 2023.

12 months ending December 31,
2024	3,382
Total lease payments	3,382
Less: interest	(73)
Present value of lease liabilities	$3,309